Offerings - Offering: 1	Oct. 31, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.001 par value per share
Amount Registered | shares	120,000,000
Proposed Maximum Offering Price per Unit	0.2375
Maximum Aggregate Offering Price	$ 28,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,935.85
Offering Note	1.a. Represents the common shares, $0.001 par value ("Common Shares"), of CytoDyn Inc. (the "Company") that will be offered for sale by YA II PN, Ltd., as the selling stockholder (the "Selling Stockholder") named in the prospectus that forms a part of the Company's registration statement on Form S-3 (the "Registration Statement") to which this exhibit relates. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock splits, stock dividends or similar transactions. 1.b. Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act of 1933. The proposed maximum offering price per share and proposed maximum aggregate offering price are based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the OTCQB of OTC Markets Group, Inc. on October 31, 2025.